UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	5/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
35	Report of Independent Registered
Public Accounting Firm
36	Important Tax Information
37	Board Members Information
40	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Municipal
Money Market Fund, Inc.

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Money Market Fund, Inc., covering the 12-month period from June 1, 2007, through May 31, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets have encountered heightened volatility in an ongoing credit crisis, we recently have seen signs of potential improve-ment.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors and economists.At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The Fed has aggressively reduced the overnight rate by 325 basis points — to 2% as of this reporting period — which has resulted in lower yields for virtually all true money market instruments. In addition, volatility in the stock and bond markets also has allowed the money markets to maintain record levels of demand, since money market funds are obligated under strict regulations to seek preservation of capital as their main function.Your financial advisor can help you assess current risks and your need for liquidity and take advantage of potential opportunities in other asset classes given your individual needs and financial goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2007, through May 31, 2008, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2008, Dreyfus Municipal Money Market Fund produced a yield of 2.79% and, taking into account the effects of compounding, an effective yield of 2.82% .1

Yields of tax-exempt money market instruments declined along with short-term interest rates as the Federal Reserve Board (the “Fed”) took aggressive action to stimulate economic growth and address a fixed-income credit crisis. Supply-and-demand factors also influenced tax-exempt money market yields.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

A Housing Slump and Credit Crisis Hurt Economic Growth

Economic conditions deteriorated over much of the reporting period as a result of struggling U.S. housing markets and soaring food and energy costs. Moreover, a credit crisis in the sub-prime mortgage market spread to other asset classes, causing investors to flock to the relative safety of U.S.Treasury securities and money market funds.

The Fed attempted to address these issues by reducing short-term interest rates, beginning in August 2007 with a cut of 50 basis points in the discount rate. In September, the Fed also reduced the overnight federal funds rate, which began the reporting period at 5.25% . Disappointing economic data and news of massive sub-prime related losses by major financial institutions led to renewed market turbulence, and the Fed responded with additional cuts in the federal funds rate in October and December.

Additional evidence of economic weakness accumulated early in 2008, including the first monthly employment declines in more than four years.The Fed took particularly aggressive action in late January, easing the federal funds rate by 125 basis points in two moves. Additional reductions in March and April left the federal funds rate at 2% by the reporting period’s end.

Assets Flowed into Tax-Exempt Money Market Funds

During the reporting period’s second half, the tax-exempt money markets also were affected by credit concerns regarding monoline bond insurers, which caused investors to shun insured money market instruments in favor of uninsured alternatives. In addition, poor liquidity in the tax-exempt auction-rate securities market caused issuers to switch to variable-rate demand notes and municipal notes, swelling the supply of those instruments and boosting their yields to historically high levels compared to taxable money market instruments. Nonetheless, a record level of assets continued to flow into municipal money market funds, and by the end of the reporting period unrelenting investor demand began to exert downward pressure on yields.

Meanwhile, the fiscal conditions of most municipal issuers remained sound during the reporting period, but states across the country began to expect renewed budget pressures due to weak housing markets, slower consumer spending and mounting job losses.

Maintaining a Conservative Investment Posture

We generally maintained a cautious investment approach, subjecting candidates for investment to intensified scrutiny by our credit analysts. In some cases, these research efforts identified municipal money market instruments that, in our judgment, were punished too severely in the downturn and represented attractive values with strong underlying credit profiles. In addition, we set the fund’s weighted average maturity in a range that was longer than industry averages to capture higher yields for as long as we deemed practical while interest rates fell.We achieved this position by balancing very short-term instruments with municipal notes in the three- to six-month maturity range and focusing on liquidity.

As of the reporting period’s end, the U.S. economy has remained weak. However, due to mounting inflationary pressures, it appears that the Fed will refrain from further rate cuts for now.Therefore, we currently intend to maintain the fund’s conservative credit posture and relatively long weighted average maturity.

June 16, 2008
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008

Expenses paid per $1,000 †	$ 2.97
Ending value (after expenses)	$1,012.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008

Expenses paid per $1,000 †	$ 2.98
Ending value (after expenses)	$1,022.05

† Expenses are equal to the fund’s annualized expense ratio of .59%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2008

Short-Term	Coupon	Maturity	Principal
Investments—102.5%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—1.0%
Alabama Housing Finance Authority,
SFMR (LOC; Bayerische
Landesbank)	1.96	6/7/08	10,000,000 [a]	10,000,000
Arkansas—.6%
Pulaski County Public Facilities
Board, MFHR (Chapelridge
Project) (LOC; Regions Bank)	1.70	6/7/08	5,650,000 [a]	5,650,000
California—1.7%
FHLMC Multifamily Certificates
(Liquidity Facility; FHLMC and
LOC; FHLMC)	1.75	6/7/08	17,499,800 [a,b]	17,499,800
Colorado—3.3%
Colorado Educational and Cultural
Facilities Authority, Revenue
(EOP Charlotte JW, LLC
Project) (LOC; KBC Bank)	1.62	6/7/08	10,000,000 [a]	10,000,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Revenue (Fuller
Theological Seminary Project)
(LOC; Key Bank)	1.67	6/7/08	9,800,000 [a]	9,800,000
Morgan Keegan Municipal Products
Inc. Trust (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)	1.82	6/7/08	2,580,000 [a,b]	2,580,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court
Apartments Project)
(LOC; U.S. Bank NA)	1.67	6/7/08	6,600,000 [a]	6,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	1.60	6/7/08	5,000,000 [a]	5,000,000
Delaware—.6%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	1.85	6/7/08	6,500,000 [a]	6,500,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

District of Columbia—3.0%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	1.68	6/7/08	15,000,000 [a,b]	15,000,000
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Bank)	1.72	6/7/08	9,780,000 [a]	9,780,000
Metropolitan Washington DC
Airports Authority, CP (LOC;
Bank of America)	1.75	6/4/08	6,000,000	6,000,000
Florida—25.8%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.54	6/7/08	3,995,000 [a,b]	3,995,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	1.87	6/7/08	20,000,000 [a]	20,000,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)	1.72	6/7/08	8,500,000 [a]	8,500,000
Broward County Housing Finance
Authority, SFMR	4.85	10/1/08	10,000,000	10,032,340
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	1.83	6/7/08	605,000 [a,b]	605,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
—Waterman’s Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	1.79	6/7/08	25,840,000 [a,b]	25,840,000
Collier County Industrial
Development Authority, IDR (March
Project) (LOC; Wachovia Bank)	1.75	6/7/08	2,630,000 [a]	2,630,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Dade County Industrial Development
Authority, IDR (U.S. Holdings
Inc. Project) (LOC; SunTrust Bank)	2.05	6/7/08	525,000 [a]	525,000
Escambia County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	1.83	6/7/08	1,315,000 [a,b]	1,315,000
Florida, State Board of
Education, Lottery Revenue
(Insured; AMBAC)	5.50	7/1/08	640,000	640,880
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes	5.00	6/1/08	100,000	100,003
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes, Refunding	4.00	6/1/08	5,000,000	5,000,030
Florida, State Board of Education,
Public Education Capital
Outlay GO Notes, Refunding	5.00	6/1/08	150,000	150,005
Florida, State Board of Education,
Public Education Capital
Outlay GO Notes, Refunding	5.00	6/1/08	150,000	150,005
Florida Department of
Environmental Protection,
Florida Forever Revenue,
Refunding (Insured; MBIA, Inc.)	5.00	7/1/08	250,000	250,229
Florida Department of
Environmental Protection,
Preservation 2000 Revenue,
Refunding (Insured; FSA)	5.25	7/1/08	100,000	100,107
Florida Development Finance
Corporation, IDR (Air Technology)
(LOC; Wachovia Bank)	1.75	6/7/08	2,000,000 [a]	2,000,000
Florida Development Finance
Corporation, IDR (Atlantic
Truss Group, LLC Project)
(LOC; Wachovia Bank)	1.75	6/7/08	2,875,000 [a]	2,875,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Florida Development Finance
Corporation, IDR (Byrd
Technologies Inc. Project)
(LOC; Wachovia Bank)	1.75	6/7/08	1,230,000 [a]	1,230,000
Florida Development Finance
Corporation, IDR (Energy
Planning Associates
Corporation Project)
(LOC; Wachovia Bank)	1.75	6/7/08	1,235,000 [a]	1,235,000
Florida Development Finance
Corporation, IDR (Florida Food
Products, Inc. Project) (LOC;
Wachovia Bank)	1.75	6/7/08	2,000,000 [a]	2,000,000
Florida Development Finance
Corporation, IDR (Increte LLC
Project) (LOC; Wachovia Bank)	1.75	6/7/08	1,730,000 [a]	1,730,000
Florida Development Finance
Corporation, IDR (Jamivon
Properties Inc. Project) (LOC;
Wachovia Bank)	1.75	6/7/08	1,550,000 [a]	1,550,000
Florida Development Finance
Corporation, IDR (R.L. Smith
Investments LLC Project) (LOC;
SunTrust Bank)	1.85	6/7/08	790,000 [a]	790,000
Florida Development Finance
Corporation, IDR (Suncoast
Bakeries, Inc. Project) (LOC;
SunTrust Bank)	1.80	6/7/08	600,000 [a]	600,000
Florida Development Finance
Corporation, IDR (Twin Vee
PowerCats, Inc. Project) (LOC;
SunTrust Bank)	1.85	6/7/08	1,720,000 [a]	1,720,000
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Liquidity
Facility; FNMA and LOC; FNMA)	1.75	6/7/08	4,050,000 [a]	4,050,000
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/08	19,265,000	19,283,698

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Gulf Breeze,
Healthcare Facilities Revenue
(Heritage Healthcare Project)
(Liquidity Facility; AIG
SunAmerica Assurance)	1.80	6/7/08	10,130,000 [a]	10,130,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	1.65	6/7/08	13,000,000 [a]	13,000,000
Hillsborough County Aviation
Authority, Revenue (Merlots
Program) (Tampa International
Airport) (Insured; MBIA, Inc.
and Liquidity Facility;
Wachovia Bank)	2.48	6/7/08	1,960,000 [a,b]	1,960,000
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; MBIA, Inc.)	5.00	10/1/08	600,000	602,427
Hillsborough County Industrial
Development Authority, IDR
(Allied Aerofoam Project)
(LOC; Wachovia Bank)	1.70	6/7/08	2,450,000 [a]	2,450,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Wachovia Bank)	1.75	6/7/08	4,000,000 [a]	4,000,000
Hillsborough County Port District,
Revenue (Tampa Port Authority
Project) (Insured; MBIA, Inc.)	4.00	6/1/08	1,000,000	1,000,004
Jacksonville Economic Development
Commission, IDR (Load King
Manufacturing Company Inc.
Project) (LOC; SouthTrust Bank)	1.85	6/7/08	1,600,000 [a]	1,600,000
Jacksonville Port Authority,
CP (LOC; JPMorgan Chase Bank)	2.00	6/10/08	20,000,000	20,000,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Lee County Housing Finance
Authority, MFHR (Heron Pond
Apartments) (LOC; Regions Bank)	1.72	6/7/08	5,770,000 [a]	5,770,000
Lee County Housing Finance
Authority, SFHR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	1.83	6/7/08	1,400,000 [a,b]	1,400,000
Manatee County,
IDR (Avon Cabinet Corporation
Project) (LOC; Bank of America)	1.80	6/7/08	1,800,000 [a]	1,800,000
Marion County Industrial
Development Authority, IDR
(Universal Forest Products)
(LOC; Wachovia Bank)	1.75	6/7/08	2,500,000 [a]	2,500,000
Miami-Dade County,
Aviation Revenue, Refunding
(Miami International Airport)
(Insured; FGIC)	5.25	10/1/08	100,000	100,404
Miami-Dade County Industrial
Development Authority, IDR
(Futurama Project) (LOC;
SunTrust Bank)	1.77	6/7/08	1,750,000 [a]	1,750,000
Miami-Dade County Industrial
Development Authority, IDR
(Ram Investments Project)
(LOC; Wachovia Bank)	1.70	6/7/08	2,710,000 [a]	2,710,000
Miami-Dade County Industrial
Development Authority, IDR
(von Drehle Holdings, LLC
Project) (LOC; Branch Banking
and Trust Company)	1.75	6/7/08	1,730,000 [a]	1,730,000
Miami-Dade County Industrial
Development Authority, Revenue
(Altira, Inc. Project) (LOC;
SunTrust Bank)	1.80	6/7/08	1,650,000 [a]	1,650,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	1.75	6/7/08	1,300,000 [a]	1,300,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wachovia Bank)	1.70	6/7/08	205,000 [a]	205,000
Palm Beach County,
IDR, Refunding (Eastern Metal
Supply Inc. Project) (LOC;
Wachovia Bank)	1.75	6/7/08	2,435,000 [a]	2,435,000
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA, Inc.)	4.65	8/1/08	300,000	300,411
Pinellas County Industrial
Development Authority, IDR
(Falcon Enterprises Inc.
Project) (LOC; SunTrust Bank)	1.85	6/7/08	1,740,000 [a]	1,740,000
Pinellas County Industrial
Development Authority, IDR
(Restorative Care of America
Project) (LOC; SunTrust Bank)	1.85	6/7/08	1,430,000 [a]	1,430,000
Pinellas County Industry Council,
IDR (Molex ETC Inc. Project)
(LOC; Wachovia Bank)	1.75	6/7/08	2,350,000 [a]	2,350,000
Polk County Industrial Development
Authority, IDR (Elite Building
Products, Inc. Project) (LOC;
Wachovia Bank)	1.75	6/7/08	1,890,000 [a]	1,890,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt Inc. Project)
(LOC; Bank of America)	1.80	6/7/08	3,600,000 [a]	3,600,000
Polk County Industrial Development
Authority, IDR (GSG
Investments Project) (LOC;
Wachovia Bank)	1.70	6/7/08	2,330,000 [a]	2,330,000
Reedy Creek Improvement District,
Ad Valorem Tax Bonds,
Refunding (Insured; MBIA, Inc.)	4.20	6/1/08	125,000	125,001

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Riviera Beach,
IDR (K. Rain Manufacturing
Project) (LOC; SunTrust Bank)	1.80	6/7/08	1,885,000 [a]	1,885,000
Saint John’s County Industrial
Development Authority, IDR
(Bronz-Glow Technologies
Project) (LOC; Wachovia Bank)	1.75	6/7/08	1,045,000 [a]	1,045,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.58	6/11/08	13,000,000	13,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.65	6/11/08	10,000,000	10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.65	6/12/08	10,000,000	10,000,000
Tamarac,
IDR (Arch Aluminum and Glass
Company) (LOC; Comerica Bank)	1.80	6/7/08	1,000,000 [a]	1,000,000
University of South Florida
Financing Corporation, COP
(University of South Florida
Financing Corporation
Master Lease Program)
(LOC; Wachovia Bank)	1.60	6/7/08	11,500,000 [a]	11,500,000
Volusia County School District,
GO Notes, TAN	4.00	9/17/08	4,000,000	4,006,385
Georgia—3.3%
Atlanta,
Airport General Revenue,
Refunding (Hartsfield
International Airport)
(Insured; MBIA, Inc. and Liquidity
Facility; Bayerische Landesbank)	2.50	6/7/08	10,000,000 [a]	10,000,000
Burke County Development
Authority, PCR, CP (Oglethorpe
Power Corporation) (Liquidity
Facility; Bank of America)	4.25	6/16/08	5,000,000	5,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Georgia (continued)
Conyers Housing Authority,
MFHR (Towne Pointe Apartments
Project) (LOC; Amsouth Bank)	1.75	6/7/08	4,000,000 [a]	4,000,000
Gwinnett County Development
Authority, IDR (Suzanna’s
Kitchen Inc. Project) (LOC;
Wachovia Bank)	1.70	6/7/08	5,600,000 [a]	5,600,000
Monroe County Development
Authority, PCR, CP (Oglethorpe
Power Corporation) (Liquidity
Facility; Rabobank Nederland)	4.00	6/19/08	4,020,000	4,020,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing Authority,
MFHR (North Hills Apartments
Project)) (Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	1.77	6/7/08	5,700,000 [a,b]	5,700,000
Hawaii—1.5%
Hawaii Housing Finance and
Development Corporation, MFHR
(Kukui Gardens) (Liquidity Facility;
Citigroup and LOC; Citigroup)	1.78	6/7/08	15,000,000 [a,b]	15,000,000
Illinois—7.6%
Chicago,
Collateralized SFMR	3.58	10/7/08	1,450,000	1,450,000
Chicago,
GO, Refunding (Insured; MBIA, Inc.
and Liquidity Facility; Banco
Bilbao Vizcaya)	1.75	6/7/08	33,000,000 [a]	33,000,000
Illinois Educational Facilities
Authority, Revenue, CP (Field
Museum of Natural History)
(LOC; Bank of America)	1.40	8/7/08	5,000,000	5,000,000
Illinois Housing Development
Authority, Homeowner
Mortgage Revenue	3.48	10/1/08	3,080,000	3,080,000
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Liquidity Facility;
Dexia Credit Locale)	1.40	6/7/08	28,000,000 [a]	28,000,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; Wells Fargo Bank)	1.95	6/7/08	7,370,000 [a]	7,370,000
Indiana—2.6%
ABN AMRO Munitops Certificates
Trust (Indianapolis Local
Public Improvement Bond Bank—
Indianapolis Airport Authority
Project) (Insured; AMBAC and
Liquidity Facility; Bank of America)	2.62	6/7/08	10,000,000 [a,b]	10,000,000
Carmel,
Waterworks Revenue, BAN	3.75	9/22/08	10,000,000	10,000,000
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	7,000,000	7,000,000
Kansas—1.6%
Junction City,
GO Temporary Notes	5.00	6/1/08	3,955,000	3,955,000
Junction City,
GO Temporary Notes	4.50	6/1/09	7,000,000	7,050,892
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	1.67	6/7/08	5,500,000 [a]	5,500,000
Kentucky—5.3%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	1.90	6/7/08	47,700,000 [a]	47,700,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	2.63	10/1/08	3,600,000	3,600,000
Laurel County,
Revenue (Bluegrass Holdings,
LLC Project) (LOC; Wells
Fargo Bank)	1.73	6/7/08	3,000,000 [a]	3,000,000
Louisiana—.8%
Ascension Parish,
Revenue, CP (BASF AG)	1.95	9/4/08	5,000,000	5,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Louisiana (continued)
Quachita Parish Industrial
Development Board, IDR
(Garrett Manufacturing, LLC
Project) (LOC; Regions Bank)	1.72	6/7/08	3,480,000 [a]	3,480,000
Maryland—.6%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	1.75	6/7/08	5,305,000 [a]	5,305,000
Maryland Economic Development
Corporation, Revenue
(Todd/Allan Printing Facility)
(LOC; M&T Bank)	1.87	6/7/08	650,000 [a]	650,000
Massachusetts—4.6%
Massachusetts Health and Educational
Facilities Authority, Revenue
(Cape Cod Healthcare Obligated
Group Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	1.63	6/7/08	15,000,000 [a]	15,000,000
Massachusetts Health and Educational
Facilities Authority, Revenue
(Northeastern University Issue)	2.20	6/11/09	12,000,000	12,000,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Liquidity Facility;
Bank of Nova Scotia)	1.60	6/7/08	16,000,000 [a]	16,000,000
Wachusett Regional School
District, GO Notes, BAN	3.50	6/30/08	3,740,000	3,741,600
Michigan—.2%
Kalamazoo Hospital Finance
Authority, HR, Refunding
(Bronson Methodist Hospital)
(Insured; FSA)	2.56	5/15/09	1,850,000	1,850,000
Mississippi—1.3%
Mississippi Development Bank,
Special Obligation Revenue
(Insured; FSA and Liquidity
Facility; Citibank NA)	1.65	6/7/08	13,685,000 [a,b]	13,685,000

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Hampshire—.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(Riverbend Issue) (LOC; TD
Banknorth N.A.)	1.67	6/7/08	4,075,000 [a]	4,075,000
North Dakota—1.0%
North Dakota Housing Finance
Agency, Revenue (Housing
Finance Program—Home
Mortgage Finance Program)	2.94	4/14/09	9,750,000	9,791,371
Ohio—4.3%
Cleveland,
COP, Refunding (Cleveland
Stadium Project) (LOC;
Wachovia Bank)	1.60	6/7/08	10,000,000 [a]	10,000,000
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	1.67	6/7/08	1,400,000 [a,b]	1,400,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	1.61	6/7/08	9,900,000 [a,b]	9,900,000
Liberty Union-Thurston Local
School District, School
Facilities Construction and
Improvement GO Notes, BAN	2.63	10/30/08	6,000,000	6,020,199
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; National City Bank)	2.18	6/7/08	2,150,000 [a]	2,150,000
Marysville,
Tax Increment Financing
Revenue Notes (Coleman’s
Crossing Road) (LOC; Fifth
Third Bank)	4.18	9/11/08	3,505,000	3,509,701
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Liquidity
Facility; KBC Bank and
LOC; GNMA)	1.70	6/7/08	11,500,000 [a]	11,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania—10.7%
Dauphin County General Authority,
Revenue (Education and Health
Loan Program) (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	5.50	6/7/08	3,835,000 [a]	3,835,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Liquidity Facility; Bank of
Nova Scotia)	1.64	6/7/08	10,000,000 [a]	10,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	1.67	6/7/08	1,800,000 [a]	1,800,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T Bank)	1.67	6/7/08	6,675,000 [a]	6,675,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T Bank)	1.67	6/7/08	5,755,000 [a]	5,755,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facility Revenue (PPL Energy
Supply) (LOC; Wachovia Bank)	1.77	4/9/09	5,000,000	5,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	1.77	6/7/08	15,000,000 [a]	15,000,000
Pennsylvania Higher Education
Assistance Agency, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Morgan
Stanley Bank)	4.25	6/7/08	30,000,000 [a]	30,000,000
Philadelphia Authority for Industrial
Development, Revenue (National
Board of Medical Examiners
Project) (Insured; MBIA, Inc. and
Liquidity Facility; JPMorgan
Chase Bank)	1.90	6/7/08	12,510,000 [a]	12,510,000

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured; FSA and Liquidity
Facility; DEPFA Bank PLC)	1.61	6/7/08	15,000,000 [a,b]	15,000,000
Susquehanna County Industrial
Development Authority, Revenue
(Pennfield Corporation
Project) (LOC; Fulton Bank)	1.82	6/7/08	3,935,000 [a]	3,935,000
Rhode Island—.9%
Rhode Island Housing and Mortgage
Finance Corporation, Housing
Revenue (Rental Housing
Program) (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.73	6/7/08	9,270,000 [a]	9,270,000
South Carolina—.1%
Richland County,
GO Notes	3.75	3/1/09	1,300,000	1,318,238
South Dakota—1.0%
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue	4.17	8/15/08	10,000,000	10,008,944
Tennessee—5.3%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility: KBC Bank and
Landesbank Baden-Wurttemberg)	3.00	6/1/08	6,700,000	6,700,000
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	1.67	6/7/08	24,430,000 [a,b]	24,430,000
Sevier County Public Building
Authority, Public Projects
Construction Notes
(Taud Loan Program)	2.63	10/1/08	4,725,000	4,725,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Tennessee (continued)
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	1.67	6/7/08	7,865,000 [a,b]	7,865,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	1.67	6/7/08	7,950,000 [a,b]	7,950,000
Tennessee Energy Acquisition
Corporation, Gas Revenue
(Insured; AMBAC)	4.50	9/1/08	3,000,000	3,007,455
Texas—10.6%
Dallas,
CP (Liquidity Facility; Bank
of America)	2.00	6/24/08	5,359,000	5,359,000
Dallas-Fort Worth International
Airport Facilities Improvement
Corporation, Airport Revenue
(Merlots Program) (Insured;
FSA and Liquidity Facility;
Wachovia Bank)	1.83	6/7/08	3,505,000 [a,b]	3,505,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children’s
Hospital Project) (Liquidity
Facility: Bank of America and
JPMorgan Chase Bank)	2.10	4/29/09	10,000,000	10,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	1.70	6/5/08	5,000,000	5,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.42	7/9/08	5,000,000	5,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.95	7/16/08	10,000,000	10,000,000
North Texas Tollway Authority,
BAN	4.13	11/19/08	11,985,000	11,993,966
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	2.05	6/7/08	5,000,000 [a]	5,000,000

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Puttable Floating Option Tax
Exempt Receipts (Texas
Transportation Commission, GO
Mobility Funds Bonds)
(Liquidity Facility; Merrill
Lynch Capital Services)	1.62	6/7/08	4,995,000 [a,b]	4,995,000
Revenue Bond Certificate Series
Trust, Revenue (Dewitt) (GIC;
American International Group
Funding Inc.)	2.32	6/7/08	8,265,000 [a,b]	8,265,000
Revenue Bond Certificate Series
Trust, Revenue (Greens
Project) (GIC; American
International Group Funding Inc.)	2.32	6/7/08	5,751,000 [a,b]	5,751,000
Revenue Bond Certificate Series
Trust, Revenue (Heather Lane
Apartments) (GIC; American
International Group Funding Inc.)	2.32	6/7/08	10,600,000 [a,b]	10,600,000
Revenue Bond Certificate Series
Trust, Revenue (Landings)
(GIC; American International
Group Funding Inc.)	2.32	6/7/08	8,370,000 [a,b]	8,370,000
Revenue Bond Certificate Series
Trust, Revenue (Ranch View)
(GIC; American International
Group Funding Inc.)	2.32	6/7/08	5,710,000 [a,b]	5,710,000
Revenue Bond Certificate Series
Trust, Revenue (Silverton
Village Town Homes) (GIC;
American International Group
Funding Inc.)	2.32	6/7/08	5,935,000 [a,b]	5,935,000
Revenue Bond Certificate Series
Trust, Revenue (Wildwood
Branch) (GIC; American
International Group Funding Inc.)	2.32	6/7/08	3,660,000 [a,b]	3,660,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Utah—.3%
Weber County School District Board
of Education, GO Notes (Utah
School Bond Guaranty Program)	3.00	6/15/08	2,770,000	2,771,371
Washington—.4%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	1.81	6/7/08	4,380,000 [a]	4,380,000
Wisconsin—1.5%
Oconomowoc Area School District,
Tax and Revenue Anticipation
Promissory Notes	4.00	8/22/08	6,500,000	6,537,614
Sun Prairie Area School District,
GO Notes, BAN	2.00	2/20/09	9,250,000	9,257,300
Wyoming—.6%
Campbell County,
IDR (Two Elk Partners Project)	3.65	11/28/08	6,000,000	6,000,000

Total Investments (cost $1,050,560,380)			102.5%	1,050,560,380
Liabilities, Less Cash and Receivables			(2.5%)	(25,444,436)
Net Assets			100.0%	1,025,115,944

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $237,915,800 or 23.2% of net assets.

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	84.0
AAA,AA,A [c]		Aaa,Aa,A [c]		AAA,AA,A [c]	4.6
Not Rated [d]		Not Rated [d]		Not Rated [d]	11.4
					100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,050,560,380	1,050,560,380
Interest receivable		6,143,677
Prepaid expenses		60,752
		1,056,764,809

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		431,950
Cash overdraft due to Custodian		30,633,303
Payable for shares of Common Stock redeemed		495,221
Accrued expenses		88,391
		31,648,865

Net Assets ($)		1,025,115,944

Composition of Net Assets ($):
Paid-in capital		1,025,120,983
Accumulated net realized gain (loss) on investments		(5,039)

Net Assets ($)		1,025,115,944

Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		1,026,865,298
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2008

Investment Income ($):
Interest Income	29,177,845
Expenses:
Management fee—Note 2(a)	4,403,483
Shareholder servicing costs—Note 2(b)	396,062
Professional fees	104,427
Registration fees	76,110
Directors’ fees and expenses—Note 2(c)	72,525
Custodian fees—Note 2(b)	53,774
Prospectus and shareholders’ reports	49,277
Miscellaneous	35,058
Total Expenses	5,190,716
Less—reduction in fees due to
earnings credits—Note 1(b)	(99,565)
Net Expenses	5,091,151
Investment Income—Net	24,086,694

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(5,039)
Net Increase in Net Assets Resulting from Operations	24,081,655

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2008	2007

Operations ($):
Investment income—net	24,086,694	24,661,129
Net realized gain (loss) on investments	(5,039)	49,396
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,081,655	24,710,525

Dividends to Shareholders from ($):
Investment income—net	(24,126,582)	(24,661,129)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	1,997,488,998	1,727,387,903
Net assets received in connection
with reorganization—Note 1	217,615,702	—
Dividends reinvested	10,951,024	10,439,434
Cost of shares redeemed	(1,980,640,704)	(1,930,875,868)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	245,415,020	(193,048,531)
Total Increase (Decrease) in Net Assets	245,370,093	(192,999,135)

Net Assets ($):
Beginning of Period	779,745,851	972,744,986
End of Period	1,025,115,944	779,745,851

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.028	.031	.023	.012	.005
Distributions:
Dividends from investment income—net	(.028)	(.031)	(.023)	(.012)	(.005)
Dividends from net realized
gain on investments	—	—	—	—	(.000)[a]
Total Distributions	(.028)	(.031)	(.023)	(.012)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.84	3.14	2.37	1.17	.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	.59	.59	.58	.59
Ratio of net expenses
to average net assets	.58	.58	.58	.58[b]	.59
Ratio of net investment income
to average net assets	2.74	3.10	2.34	1.16	.49

Net Assets, end of period
($ x 1,000)	1,025,116	779,746	972,745	848,534	981,962

[a]	Amount represents less than $.001 per share.
[b]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

As of the close of business on December 20, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Florida Municipal Money Market Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of the Acquired Fund received shares of the fund, in each case in an equal amount to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange.The net asset value of the fund’s shares on the close of business December 20, 2007, after the reorganization was $1.00, and a total of 217,615,702 representing shares and net assets were issued to the Acquired Fund’s shareholders in the exchange.The exchange was a tax-free event to the Acquired Fund shareholders.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is

unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended May 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $5,039 is available to be applied against future net securities profits, if any, realized subsequent to May 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2008 and May 31, 2007, were all tax exempt income.

During the period ended May 31, 2008, as a result of permanent book to tax differences, the fund increased accumulated undistributed investment income-net by $39,888 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2008, the fund was charged $211,444 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

sonnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $111,410 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $9,773 pursuant to the cash management agreement.

Effective July 1 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the eleven months ended May 31, 2008, the fund was charged $53,774. Prior to becoming an affiliate,The Bank of New York was paid $0 for custody services to the fund for the one month ended June 30, 2007.

During the period ended May 31, 2008, the fund was charged $7,454 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $410,367, chief compliance officer fees $2,350 and transfer agency per account fees $19,233.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Municipal Money Market Fund, Inc., as of May 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31,2008 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Money Market Fund, Inc. at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 18, 2008

The Fund 35

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2008 as “exempt-interest dividends” (not generally subject to regular federal income tax). As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2008 calendar year on Form 1099-INT, which will be mailed by January 31, 2009.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 160

David W. Burke (72)
Board Member (1980)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee.
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
No. of Portfolios for which Board Member Serves: 85

William Hodding Carter III (73)
Board Member (1988)
Principal Occupation During Past 5 Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill
(January 1, 2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation
(February 1, 1998-February 1, 2006)
Other Board Memberships and Affiliations:
• The Century Foundation, a tax-exempt research foundation, Emeritus Director
• The Enterprise Corporation of the Delta, a non-profit economic development organization,
Director
No. of Portfolios for which Board Member Serves: 27

Gordon J. Davis (66)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Partner in the law firm of Dewey & LeBoeuf LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies, Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 36

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (66)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Chief Executive Officer, www.wowowow.com, an online community dedicated to women’s conversation and publications
• Principal, Joni Evans Ltd.
• Senior Vice President of the William Morris Agency (2005)

No. of Portfolios for which Board Member Serves: 27

Ehud Houminer (67)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:
• Avnet Inc., an electronics distributor, Director
• International Advisory Board to the MBA Program School of Management, Ben Gurion
University, Chairman

No. of Portfolios for which Board Member Serves: 66

Richard C. Leone (68)
Board Member (1980)
Principal Occupation During Past 5 Years:
• President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

Other Board Memberships and Affiliations:
• The American Prospect, Director
• Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 27

Hans C. Mautner (70)
Board Member (1980)
Principal Occupation During Past 5 Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
• Director and Vice Chairman of Simon Property Group (1998-2003)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:
• Capital and Regional PLC, a British co-investing real estate asset manager, Director
• Member, Advisory Board, Lehman Brothers European Real Estate Private Equity Fund

No. of Portfolios for which Board Member Serves: 27

Robin A. Melvin (44)
Board Member (1995)
Principal Occupation During Past 5 Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
• Senior Vice President, Mentor, a national non-profit youth mentoring organization (2005)
No. of Portfolios for which Board Member Serves: 27

Burton N. Wallack (57)
Board Member (2006)
Principal Occupation During Past 5 Years:
• President and co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 27

John E. Zuccotti (70)
Board Member (1980)
Principal Occupation During Past 5 Years:
• Chairman of Brookfield Financial Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Emeritus Chairman of the Real Estate Board of New York
Other Board Memberships and Affiliations:
• Emigrant Savings Bank, Director
• Wellpoint, Inc., Director
• Columbia University,Trustee
• Doris Duke Charitable Foundation,Trustee
No. of Portfolios for which Board Member Serves: 27

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

The Fund 39

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 76 investment companies (comprised of 160 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 160 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Secretary of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. She is 45 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since September 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 177 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 177 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 173 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Distributor since October 1998.

The Fund 41

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $39,466 in 2007 and $40,649 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $5,122 in 2008. These services consisted of security counts required by Rule 17F-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,262 in 2007 and $2,514 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $310 in 2007 and $368 in 2008. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,302,603 in 2007 and $2,596,025 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)